Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Other Payables [Abstract]
Schedule of Other Payables

The components of other payables are as follows:

	As of March 31,
Other payables	2025	2026	2026
	S$	S$	US$
Current
Accrued expenses	1,952,121	1,471,286	1,140,467
Other payables	256,229	217,272	168,418
	2,208,350	1,688,558	1,308,885